Research and Development, Net - Schedule of Research and Development, Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Schedule of Research and Development, Net [Abstract]
Research and preclinical studies					$ 747,026	$ 1,159,147	$ 2,380,942
Salaries, regulatory, professional and other expenses					542,615	469,667	666,125
Share-based compensation (Notes 6, 10 and 11)					132,502	45,870	213,299
Reimbursements (Note 6)					(50,319)	(141,409)	(194,205)
Amortization of intangible assets					10,984	10,954	14,830
Total research and development, net	$ 723,048	$ 345,883	$ 1,636,343	$ 896,317	$ 1,382,808	$ 1,544,229	$ 3,080,991